UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-01241

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

February 28

Date of Fiscal Year End

February 28, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Focused Growth Opportunities Fund

Annual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2015

Eaton Vance

Focused Growth Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For much of the 12-month period ended February 28, 2015, U.S. equities trended upward, driven by an ongoing, modest economic recovery that contrasted sharply with slowing or stagnant growth in most other regions of the globe. U.S. corporate profits remained strong, while unemployment continued to decline. Falling crude oil prices in the second half of the period contributed to low inflation and higher consumer spending.

The period was not without market volatility. Concerns about the potential repercussions of slowing growth overseas, particularly in China and Europe, periodically rattled U.S. investors and led to market downturns in the third quarter of 2014 and January 2015.

But each time, U.S. stocks bounced back. The Dow Jones Industrial Average2 and the S&P 500 Index both reached new record highs several times during the 12-month period. The final time was in mid-February 2015, as U.S. equities rallied on the European Central Bank’s announcement of a new stimulus program and relief that Greece had avoided exiting the eurozone.

The 12-month period was also marked by a sharp rise in the U.S. dollar against other global currencies, making imports cheaper for U.S. consumers, but U.S. exports pricier.

For the period as a whole, most major U.S. stock indexes delivered double-digit returns. The S&P 500 Index advanced 15.51%, while the Dow Jones Industrial Average gained 13.70%. The technology-laden NASDAQ Composite Index added 16.58%. Large-cap U.S. stocks (as measured by the Russell 1000 Index) fared significantly better than their small-cap counterparts (as measured by the Russell 2000 Index).

Fund Performance

For the 12-month period ended February 28, 2015, Eaton Vance Focused Growth Opportunities Fund (the Fund) had a total return of 17.21% for Class A shares at net asset value (NAV), outperforming the 16.24% return of the Fund’s benchmark, the Russell 1000 Growth Index (the Index).

The Fund’s outperformance versus the Index was driven by stock selection and, to a lesser extent, sector allocation. On a sector basis, key contributors to the Fund’s performance versus the Index included stock selection in information technology (IT), stock selection and an overweight position in health care, and an underweight position in energy.

Within IT, the Fund’s overweight in semiconductor maker Avago Technologies, Ltd. boosted performance relative to the Index, as the firm experienced growing demand for its products in mobile devices and industrial applications. Elsewhere in the sector, the Fund’s performance versus the Index benefited from the Fund’s avoidance of the IT services industry, including Index component IBM, which experienced issues due to its corporate restructuring.

Within health care, the Fund’s performance relative to the Index was helped by an overweight and stock selection in biotechnology firms, including Celgene Corp., a leader in cancer treatments; Amgen, Inc., where a corporate restructuring improved profitability; and Gilead Sciences, Inc., which began selling the first cure for hepatitis C during the period. In health care equipment and supplies, an out-of-Index holding in Medtronic PLC contributed to the Fund’s performance versus the Index, as the company’s stock rose on increased sales of its pacemakers and other cardiac devices and its acquisition of another medical device maker. In the energy sector, the Fund’s underweight in the oil, gas and consumable fuels industry, where stock prices declined on falling oil prices, aided the Fund’s performance versus the Index.

In contrast, the Fund’s performance relative to the Index was hurt by stock selection in the consumer discretionary and financials sectors, along with an underweight and stock selection in the consumer staples sector. Within consumer discretionary, key detractors from the Fund’s relative performance included an overweight in Internet travel firm Priceline Group, Inc., whose stock declined as the falling euro dampened profits on its European operations, and out-of-Index holdings in office supply retailer Staples, Inc. and truck parts maker Dana Holding Corp., Inc., both of which depreciated and were sold during the period.

In the financials sector, the Fund’s overweight in bank stocks detracted from performance relative to the Index. Specifically, out-of-Index holdings in Citigroup, Inc., and Regions Financial Corp. underperformed the Index, as both banks saw their profits hurt by falling interest rates. Within consumer staples, avoiding the strong-performing tobacco industry dragged on the Fund’s performance versus the Index, as did an overweight in the beverages industry, where the Fund’s holding in whiskey distiller Brown-Forman Corp. declined and was sold during the period.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Performance2,3

Portfolio Managers Lewis R. Piantedosi and Yana S. Barton, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	17.21%	—	14.11%
Class A with 5.75% Maximum Sales Charge	—	—	10.48	—	12.42
Class C at NAV	03/07/2011	03/07/2011	16.30	—	13.23
Class C with 1% Maximum Sales Charge	—	—	15.30	—	13.23
Class I at NAV	03/07/2011	03/07/2011	17.50	—	14.40
Russell 1000 Growth Index	—	—	16.24%	17.20%	15.77%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.72%	2.47%	1.47%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$16,403	N.A.
Class I	$250,000	03/07/2011	$427,204	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

Apple, Inc.	6.3%
Google, Inc., Class C	5.3
Priceline Group, Inc. (The)	4.3
Amazon.com, Inc.	4.1
Facebook, Inc., Class A	3.9
Avago Technologies, Ltd.	3.9
salesforce.com, inc.	3.6
Celgene Corp.	3.5
Tableau Software, Inc., Class A	3.3
Biogen Idec, Inc.	3.3
Total	41.5%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Growth Index is an unmanaged index of U.S. large-cap growth stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,086.60	$5.43	**	1.05%
Class C	$1,000.00	$1,082.40	$9.29	**	1.80%
Class I	$1,000.00	$1,087.40	$4.14	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Portfolio of Investments

Common Stocks — 95.5%

Security	Shares	Value

Aerospace & Defense — 2.8%
Spirit AeroSystems Holdings, Inc., Class A(1)	37,562	$1,848,426

		$1,848,426

Banks — 3.2%
Citigroup, Inc.	41,290	$2,164,422

		$2,164,422

Biotechnology — 10.1%
Amgen, Inc.	7,363	$1,161,292
Biogen Idec, Inc.(1)	5,420	2,219,978
Celgene Corp.(1)	19,086	2,319,522
Gilead Sciences, Inc.(1)	10,245	1,060,665

		$6,761,457

Chemicals — 2.6%
Monsanto Co.	14,392	$1,733,229

		$1,733,229

Consumer Finance — 2.4%
Discover Financial Services	26,699	$1,628,105

		$1,628,105

Food & Staples Retailing — 2.4%
Sprouts Farmers Market, Inc.(1)	43,067	$1,585,296

		$1,585,296

Food Products — 3.8%
Hershey Co. (The)	14,742	$1,529,925
Keurig Green Mountain, Inc.	7,845	1,000,865

		$2,530,790

Health Care Equipment & Supplies — 4.9%
Cooper Cos., Inc. (The)	7,773	$1,274,539
Medtronic PLC	25,265	1,960,311

		$3,234,850

Internet & Catalog Retail — 8.4%
Amazon.com, Inc.(1)	7,230	$2,748,557
Priceline Group, Inc. (The)(1)	2,311	2,859,816

		$5,608,373

Security	Shares	Value

Internet Software & Services — 10.6%
Facebook, Inc., Class A(1)	33,113	$2,614,934
Google, Inc., Class C(1)	6,363	3,553,099
Twitter, Inc.(1)	18,915	909,433

		$7,077,466

Machinery — 1.4%
Donaldson Co., Inc.	24,516	$908,073

		$908,073

Media — 2.0%
Walt Disney Co. (The)	12,979	$1,350,854

		$1,350,854

Multiline Retail — 3.0%
Dollar General Corp.(1)	28,009	$2,034,014

		$2,034,014

Oil, Gas & Consumable Fuels — 0.9%
EOG Resources, Inc.	6,507	$583,808

		$583,808

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	9,883	$817,028

		$817,028

Pharmaceuticals — 2.8%
Perrigo Co. PLC	11,935	$1,843,599

		$1,843,599

Road & Rail — 5.1%
Genesee & Wyoming, Inc., Class A(1)	13,778	$1,420,512
Union Pacific Corp.	16,307	1,961,080

		$3,381,592

Semiconductors & Semiconductor Equipment — 5.4%
Avago Technologies, Ltd.	20,470	$2,612,381
NXP Semiconductors NV(1)	11,457	972,642

		$3,585,023

Software — 6.9%
salesforce.com, inc.(1)	34,445	$2,389,794
Tableau Software, Inc., Class A(1)	23,635	2,221,926

		$4,611,720

7	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Portfolio of Investments — continued

Security	Shares	Value

Specialty Retail — 6.9%
Restoration Hardware Holdings, Inc.(1)	8,604	$758,012
Signet Jewelers, Ltd.	15,971	1,914,604
TJX Cos., Inc. (The)	27,652	1,898,033

		$4,570,649

Technology Hardware, Storage & Peripherals — 8.7%
Apple, Inc.	32,893	$4,225,435
EMC Corp.	53,707	1,554,280

		$5,779,715

Total Common Stocks (identified cost $54,034,835)		$63,638,489

Short-Term Investments — 4.1%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$2,763	$2,763,364

Total Short-Term Investments (identified cost $2,763,364)		$2,763,364

Total Investments — 99.6% (identified cost $56,798,199)		$66,401,853

Other Assets, Less Liabilities — 0.4%		$273,968

Net Assets — 100.0%		$66,675,821

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Statement of Assets and Liabilities

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $54,034,835)	$63,638,489
Affiliated investment, at value (identified cost, $2,763,364)	2,763,364
Dividends receivable	35,421
Interest receivable from affiliated investment	290
Receivable for Fund shares sold	313,837
Receivable from affiliate	11,449
Total assets	$66,762,850

Liabilities
Payable for Fund shares redeemed	$5,873
Payable to affiliates:
Investment adviser and administration fee	36,211
Distribution and service fees	2,727
Accrued expenses	42,218
Total liabilities	$87,029
Net Assets	$66,675,821

Sources of Net Assets
Paid-in capital	$56,206,161
Accumulated net realized gain	871,018
Accumulated net investment loss	(5,012)
Net unrealized appreciation	9,603,654
Total	$66,675,821

Class A Shares
Net Assets	$7,052,085
Shares Outstanding	442,102
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$15.95
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$16.92

Class C Shares
Net Assets	$2,073,129
Shares Outstanding	133,599
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$15.52

Class I Shares
Net Assets	$57,550,607
Shares Outstanding	3,583,504
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$16.06

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Statement of Operations

Investment Income	Year Ended February 28, 2015
Dividends (net of foreign taxes, $1,954)	$287,124
Interest allocated from affiliated investment	2,828
Expenses allocated from affiliated investment	(361)
Total investment income	$289,591

Expenses
Investment adviser and administration fee	$252,591
Distribution and service fees
Class A	5,431
Class C	6,174
Trustees’ fees and expenses	2,406
Custodian fee	31,870
Transfer and dividend disbursing agent fees	6,552
Legal and accounting services	30,141
Printing and postage	12,928
Registration fees	42,403
Miscellaneous	8,985
Total expenses	$399,481
Deduct —
Allocation of expenses to affiliate	$101,767
Total expense reductions	$101,767

Net expenses	$297,714

Net investment loss	$(8,123)

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$2,263,743
Investment transactions allocated from affiliated investment	17
Foreign currency transactions	(92)
Net realized gain	$2,263,668
Change in unrealized appreciation (depreciation) —
Investments	$4,799,578
Net change in unrealized appreciation (depreciation)	$4,799,578

Net realized and unrealized gain	$7,063,246

Net increase in net assets from operations	$7,055,123

10	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income (loss)	$(8,123)	$22,586
Net realized gain from investment and foreign currency transactions	2,263,668	1,054,146
Net change in unrealized appreciation (depreciation) from investments	4,799,578	3,850,392
Net increase in net assets from operations	$7,055,123	$4,927,124
Distributions to shareholders —
From net investment income
Class I	$—	$(31,135)
From net realized gain
Class A	(72,308)	(25,191)
Class C	(31,093)	(3,604)
Class I	(1,447,620)	(438,192)
Total distributions to shareholders	$(1,551,021)	$(498,122)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,653,987	$477,370
Class C	1,799,542	232,167
Class I	35,347,550	5,183,206
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	72,308	24,887
Class C	31,093	3,358
Class I	174,461	49,471
Cost of shares redeemed
Class A	(446,902)	(101,949)
Class C	(201,688)	(41,861)
Class I	(3,404,902)	(1,757,725)
Net increase in net assets from Fund share transactions	$39,025,449	$4,068,924

Net increase in net assets	$44,529,551	$8,497,926

Net Assets
At beginning of year	$22,146,270	$13,648,344
At end of year	$66,675,821	$22,146,270

Accumulated net investment loss and accumulated distributions in excess of net investment income, respectively, included in net assets
At end of year	$(5,012)	$(8,858)

11	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Financial Highlights

	Class A
	Year Ended February 28,				Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$14.100	$10.890	$9.900		$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$(0.037)	$(0.014)	$0.008		$(0.019)
Net realized and unrealized gain (loss)	2.420	3.529	0.985		(0.081)

Total income (loss) from operations	$2.383	$3.515	$0.993		$(0.100)

Less Distributions
From net investment income	$—	$—	$(0.003)		$—
From net realized gain	(0.533)	(0.305)	—		—
Tax return of capital	—	—	(0.000	)(3)	—

Total distributions	$(0.533)	$(0.305)	$(0.003)		$—

Net asset value — End of period	$15.950	$14.100	$10.890		$9.900

Total Return(4)	17.21%	32.49%	10.03%		(1.00	)%(5)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$7,052	$1,240	$602		$115
Ratios (as a percentage of average daily net assets):
Expenses(6)	1.09%	1.25%	1.25%		1.25	%(7)
Net investment income (loss)	(0.25)%	(0.11)%	0.08%		(0.21	)%(7)
Portfolio Turnover	69%	66%	141%		118	%(5)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Amount is less than $(0.0005).

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(7)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$13.840	$10.730	$9.820	$10.000

Income (Loss) From Operations
Net investment loss(2)	$(0.143)	$(0.111)	$(0.074)	$(0.092)
Net realized and unrealized gain (loss)	2.356	3.467	0.984	(0.088)

Total income (loss) from operations	$2.213	$3.356	$0.910	$(0.180)

Less Distributions
From net realized gain	$(0.533)	$(0.246)	$—	$—

Total distributions	$(0.533)	$(0.246)	$—	$—

Net asset value — End of period	$15.520	$13.840	$10.730	$9.820

Total Return(3)	16.30%	31.45%	9.27%	(1.80	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$2,073	$304	$72	$26
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.82%	2.00%	2.00%	2.00	%(6)
Net investment loss	(0.98)%	(0.89)%	(0.73)%	(1.02	)%(6)
Portfolio Turnover	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$14.160	$10.930	$9.920	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.002	$0.019	$0.012	$0.002
Net realized and unrealized gain (loss)	2.431	3.538	1.019	(0.081)

Total income (loss) from operations	$2.433	$3.557	$1.031	$(0.079)

Less Distributions
From net investment income	$—	$(0.022)	$(0.019)	$(0.001)
From net realized gain	(0.533)	(0.305)	—	—
Tax return of capital	—	—	(0.002)	—

Total distributions	$(0.533)	$(0.327)	$(0.021)	$(0.001)

Net asset value — End of period	$16.060	$14.160	$10.930	$9.920

Total Return(3)	17.50%	32.77%	10.40%	(0.78	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$57,551	$20,603	$12,975	$25,715
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.84%	1.00%	1.00%	1.00	%(6)
Net investment income	0.01%	0.15%	0.12%	0.02	%(6)
Portfolio Turnover	69%	66%	141%	118	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.30%, 0.47%, 1.15% and 0.47% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Growth Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is long-term capital growth. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2015 and February 28, 2014 was as follows:

	Year Ended February 28,
	2015	2014

Distributions declared from:
Ordinary income	$432,083	$190,922
Long-term capital gains	$1,118,938	$307,200

During the year ended February 28, 2015, accumulated net realized gain was decreased by $113,958, accumulated net investment loss was decreased by $11,969 and paid-in capital was increased by $101,989 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for investments in partnerships, foreign currency gain (loss) and net operating losses. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

As of February 28, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed long-term capital gains	$1,057,966
Post October capital losses	$(184,625)
Late year ordinary losses	$(5,012)
Net unrealized appreciation	$9,601,331

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At February 28, 2015, the Fund had a net capital loss of $184,625 attributable to security transactions incurred after October 31, 2014 that it has elected to defer. This net capital loss is treated as arising on the first day of the Fund’s taxable year ending February 28, 2016.

Additionally, at February 28, 2015, the Fund had a late year ordinary loss of $5,012 which it has elected to defer to the following taxable year pursuant to income tax regulations. Late year ordinary losses represent certain specified losses realized in that portion of a taxable year after October 31 that are treated as ordinary for tax purposes plus ordinary losses attributable to that portion of a taxable year after December 31.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$56,800,522

Gross unrealized appreciation	$9,901,018
Gross unrealized depreciation	(299,687)

Net unrealized appreciation	$9,601,331

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2015, the investment adviser and administration fee amounted to $252,591 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to July 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2015. Thereafter the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $101,767 of the Fund’s operating expenses for the year ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2015, EVM earned $636 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $9,102 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

17

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2015 amounted to $5,431 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2015, the Fund paid or accrued to EVD $4,645 for Class C shares.

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2015 amounted to $1,529 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $58,013,127 and $23,003,918, respectively, for the year ended February 28, 2015.

Included in purchases are the cost of securities purchased by the Fund from investment companies advised by EVM or its affiliates of $10,467,309. Such transactions were executed in accordance with affiliated transaction procedures approved by the Fund’s Trustees.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2015	2014

Sales	379,650	39,125
Issued to shareholders electing to receive payments of distributions in Fund shares	4,872	1,900
Redemptions	(30,318)	(8,354)

Net increase	354,204	32,671

	Year Ended February 28,
Class C	2015	2014

Sales	123,715	18,562
Issued to shareholders electing to receive payments of distributions in Fund shares	2,151	261
Redemptions	(14,212)	(3,589)

Net increase	111,654	15,234

18

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

	Year Ended February 28,
Class I	2015	2014

Sales	2,345,940	397,524
Issued to shareholders electing to receive payments of distributions in Fund shares	11,683	3,762
Redemptions	(228,924)	(133,531)

Net increase	2,128,699	267,755

At February 28, 2015, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance collective investment trust and an affiliate of EVM owned in the aggregate 75.1% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$63,638,489	*	$—	$—	$63,638,489
Short-Term Investments	—		2,763,364	—	2,763,364

Total Investments	$63,638,489		$2,763,364	$—	$66,401,853

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Growth Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Growth Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Growth Opportunities Fund as of February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2015

20

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2015, the Fund designates approximately $255,001, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 57.22% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $1,996,926 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

22

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

23

Eaton Vance

Focused Growth Opportunities Fund

February 28, 2015

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5300 2.28.15

Eaton Vance

Focused Value Opportunities Fund

Annual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2015

Eaton Vance

Focused Value Opportunities Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	20

Federal Tax Information	21

Management and Organization	22

Important Notices	25

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For much of the 12-month period ended February 28, 2015, U.S. equities trended upward, driven by an ongoing, modest economic recovery that contrasted sharply with slowing or stagnant growth in most other regions of the globe. U.S. corporate profits remained strong, while unemployment continued to decline. Falling crude oil prices in the second half of the period contributed to low inflation and higher consumer spending.

The period was not without market volatility. Concerns about the potential repercussions of slowing growth overseas, particularly in China and Europe, periodically rattled U.S. investors and led to market downturns in the third quarter of 2014 and January 2015.

But each time, U.S. stocks bounced back. The Dow Jones Industrial Average2 and the S&P 500 Index both reached new record highs several times during the 12-month period. The final time was in mid-February 2015, as U.S. equities rallied on the European Central Bank’s announcement of a new stimulus program and relief that Greece had avoided exiting the eurozone.

The 12-month period was also marked by a sharp rise in the U.S. dollar against other global currencies, making imports cheaper for U.S. consumers, but U.S. exports pricier.

For the period as a whole, most major U.S. stock indexes delivered double-digit returns. The S&P 500 Index advanced 15.51%, while the Dow Jones Industrial Average gained 13.70%. The technology-laden NASDAQ Composite Index added 16.58%. Large-cap U.S. stocks (as measured by the Russell 1000 Index) fared significantly better than their small-cap counterparts (as measured by the Russell 2000 Index).

Fund Performance

For the 12-month period ended February 28, 2015, Eaton Vance Focused Value Opportunities Fund (the Fund) had a total return of 11.53% for Class A shares at net asset value (NAV), underperforming the 13.49% return of the Fund’s benchmark, the Russell 1000 Value Index (the Index).

The Fund’s underperformance versus the Index was driven largely by stock selection. On a sector basis, key detractors from the Fund’s performance versus the Index included stock selection in the health care, information technology and financials sectors.

Within health care, stock selection in pharmaceuticals detracted from the Fund’s performance relative to the Index.

In particular, the Fund’s out-of-Index holding in Swiss drug maker Roche Holding AG PC6 detracted, as the company was negatively impacted by a setback in a clinical drug trial and the strength of the U.S. dollar against the Swiss franc. Elsewhere in health care, avoiding the health care providers and services industry hurt the Fund’s performance versus the Index, as industry volume and pricing benefited from the Affordable Care Act.

Within information technology (IT), stock selection in the communications equipment industry detracted from the Fund’s performance relative to the Index. Specifically, the Fund’s out-of-Index holding in QUALCOMM, Inc. declined in price and hampered the Fund’s performance versus the Index, as investors questioned the firm’s ability to continue collecting patent revenues in China on its cellphone technology. Not owning semiconductor manufacturer Intel or hardware firm Cisco Systems also dragged on the Fund’s performance versus the Index, as both companies benefited from improved corporate IT spending.

Within financials, stock selection in the banks industry detracted from the Fund’s performance versus the Index. In particular, banking firm Regions Financial Corp.6 was hurt by declining interest rates, which decreased the bank’s profitability.

In contrast, stock selection in the consumer staples, consumer discretionary and industrials sectors helped the Fund’s performance relative to the Index. Within consumer staples, stock selection and an overweight position in food & staples retailing contributed to performance versus the Index, including the Fund’s out-of-Index holding in grocery chain Kroger Co., whose stock benefited from strong year-over-year sales growth and expanding profit margins. Also in consumer staples, stock selection in the tobacco industry boosted performance versus the Index, as the Fund’s holding in Altria Group, Inc.6 rose on increased sales volume and higher pricing. Within consumer discretionary, stock selection in specialty retailers, including out-of-Index holdings in Home Depot, Inc. and TJX Cos., Inc.,6 aided the Fund’s performance relative to the Index. Within industrials, the Fund’s out-of-Index holding in C.H. Robinson Worldwide, Inc. contributed to performance versus the Index. The global transportation logistics provider experienced increased truckload volume and higher pricing.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Performance2,3

Portfolio Managers John D. Crowley and Edward J. Perkin, CFA

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	03/07/2011	03/07/2011	11.53%	—	12.90%
Class A with 5.75% Maximum Sales Charge	—	—	5.14	—	11.23
Class C at NAV	03/07/2011	03/07/2011	10.78	—	12.04
Class C with 1% Maximum Sales Charge	—	—	9.78	—	12.04
Class I at NAV	03/07/2011	03/07/2011	11.86	—	13.17
Russell 1000 Value Index	—	—	13.49%	15.51%	14.35%

% Total Annual Operating Expense Ratios[4]			Class A	Class C	Class I
Gross			1.70%	2.45%	1.45%
Net			1.05	1.80	0.80

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class C	$10,000	03/07/2011	$15,729	N.A.
Class I	$250,000	03/07/2011	$409,243	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Fund Profile

Sector Allocation (% of net assets)5

Top 10 Holdings (% of net assets)5

JPMorgan Chase & Co.	5.0%
ACE, Ltd.	5.0
Exxon Mobil Corp.	4.8
Wells Fargo & Co.	4.7
Citigroup, Inc.	4.3
Aflac, Inc.	4.0
NextEra Energy, Inc.	4.0
Merck & Co., Inc.	3.8
Medtronic PLC	3.7
QUALCOMM, Inc.	3.5
Total	42.8%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. NASDAQ Composite Index is a market capitalization-weighted index of all domestic and international securities listed on NASDAQ. Russell 1000 Index is an unmanaged index of 1,000 U.S. large-cap stocks. Russell 2000 Index is an unmanaged index of 2,000 U.S. small-cap stocks. Russell 1000 Value Index is an unmanaged index of U.S. large-cap value stocks. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	The stock was sold during the period.

Fund profile subject to change due to active management.

5

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$1,023.40	$5.27	**	1.05%
Class C	$1,000.00	$1,020.10	$9.02	**	1.80%
Class I	$1,000.00	$1,024.50	$4.02	**	0.80%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,019.60	$5.26	**	1.05%
Class C	$1,000.00	$1,015.90	$9.00	**	1.80%
Class I	$1,000.00	$1,020.80	$4.01	**	0.80%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

6

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Portfolio of Investments

Common Stocks — 94.4%

Security	Shares	Value

Air Freight & Logistics — 2.0%
C.H. Robinson Worldwide, Inc.	13,984	$1,039,011

		$1,039,011

Banks — 14.0%
Citigroup, Inc.	42,146	$2,209,293
JPMorgan Chase & Co.	42,046	2,576,579
Wells Fargo & Co.	44,691	2,448,620

		$7,234,492

Capital Markets — 5.4%
Blackstone Group LP (The)	47,669	$1,785,681
Invesco, Ltd.	25,732	1,036,227

		$2,821,908

Chemicals — 2.0%
Monsanto Co.	8,650	$1,041,720

		$1,041,720

Communications Equipment — 3.5%
QUALCOMM, Inc.	25,220	$1,828,702

		$1,828,702

Diversified Telecommunication Services — 2.5%
Verizon Communications, Inc.	26,326	$1,301,821

		$1,301,821

Electric Utilities — 4.0%
NextEra Energy, Inc.	19,806	$2,049,129

		$2,049,129

Energy Equipment & Services — 1.8%
Halliburton Co.	21,265	$913,119

		$913,119

Food & Staples Retailing — 5.7%
CVS Health Corp.	14,943	$1,552,129
Kroger Co. (The)	19,793	1,408,272

		$2,960,401

Security	Shares	Value

Health Care Equipment & Supplies — 3.7%
Medtronic PLC	24,690	$1,915,697

		$1,915,697

Insurance — 9.0%
ACE, Ltd.	22,513	$2,566,707
Aflac, Inc.	33,379	2,077,843

		$4,644,550

Life Sciences Tools & Services — 3.0%
Thermo Fisher Scientific, Inc.	11,961	$1,554,930

		$1,554,930

Media — 3.0%
CBS Corp., Class B	26,347	$1,557,108

		$1,557,108

Multi-Utilities — 3.0%
Sempra Energy	14,353	$1,552,995

		$1,552,995

Oil, Gas & Consumable Fuels — 13.2%
Anadarko Petroleum Corp.	18,262	$1,538,208
Exxon Mobil Corp.	27,802	2,461,589
Occidental Petroleum Corp.	18,219	1,418,896
Phillips 66	17,823	1,398,393

		$6,817,086

Pharmaceuticals — 7.8%
Eli Lilly & Co.	22,228	$1,559,739
Merck & Co., Inc.	33,266	1,947,391
Teva Pharmaceutical Industries, Ltd. ADR	9,185	523,729

		$4,030,859

Software — 5.8%
Microsoft Corp.	35,334	$1,549,396
Oracle Corp.	33,066	1,448,952

		$2,998,348

Specialty Retail — 3.0%
Home Depot, Inc. (The)	13,491	$1,548,092

		$1,548,092

7	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Portfolio of Investments — continued

Security	Shares	Value

Tobacco — 2.0%
Reynolds American, Inc.	13,721	$1,037,582

		$1,037,582

Total Common Stocks (identified cost $45,367,184)		$48,847,550

Short-Term Investments — 1.3%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(1)	$664	$663,669

Total Short-Term Investments (identified cost $663,669)		$663,669

Total Investments — 95.7% (identified cost $46,030,853)		$49,511,219

Other Assets, Less Liabilities — 4.3%		$2,249,353

Net Assets — 100.0%		$51,760,572

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

8	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Statement of Assets and Liabilities

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $45,367,184)	$48,847,550
Affiliated investment, at value (identified cost, $663,669)	663,669
Dividends receivable	94,355
Interest receivable from affiliated investment	39
Receivable for investments sold	14,697,166
Receivable for Fund shares sold	25,768
Tax reclaims receivable	5,404
Receivable from affiliate	10,249
Total assets	$64,344,200

Liabilities
Payable for investments purchased	$12,479,132
Payable for Fund shares redeemed	34,007
Payable to affiliates:
Investment adviser and administration fee	29,341
Distribution and service fees	755
Accrued expenses	40,393
Total liabilities	$12,583,628
Net Assets	$51,760,572

Sources of Net Assets
Paid-in capital	$46,942,024
Accumulated net realized gain	1,270,181
Accumulated undistributed net investment income	76,770
Net unrealized appreciation	3,471,597
Total	$51,760,572

Class A Shares
Net Assets	$1,710,970
Shares Outstanding	118,402
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.45
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$15.33

Class C Shares
Net Assets	$538,860
Shares Outstanding	37,668
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$14.31

Class I Shares
Net Assets	$49,510,742
Shares Outstanding	3,424,763
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$14.46

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

9	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Statement of Operations

Investment Income	Year Ended February 28, 2015
Dividends (net of foreign taxes, $6,127)	$678,206
Interest allocated from affiliated investment	1,729
Expenses allocated from affiliated investment	(223)
Total investment income	$679,712

Expenses
Investment adviser and administration fee	$230,499
Distribution and service fees
Class A	4,336
Class C	4,015
Trustees’ fees and expenses	2,200
Custodian fee	30,275
Transfer and dividend disbursing agent fees	4,327
Legal and accounting services	30,220
Printing and postage	11,670
Registration fees	39,950
Miscellaneous	9,188
Total expenses	$366,680
Deduct —
Allocation of expenses to affiliate	$95,856
Reduction of custodian fee	2
Total expense reductions	$95,858

Net expenses	$270,822

Net investment income	$408,890

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$3,962,803
Investment transactions allocated from affiliated investment	8
Foreign currency transactions	(836)
Net realized gain	$3,961,975
Change in unrealized appreciation (depreciation) —
Investments	$(868,859)
Foreign currency	(8,958)
Net change in unrealized appreciation (depreciation)	$(877,817)

Net realized and unrealized gain	$3,084,158

Net increase in net assets from operations	$3,493,048

10	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$408,890	$202,613
Net realized gain from investment and foreign currency transactions	3,961,975	723,565
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(877,817)	3,217,450
Net increase in net assets from operations	$3,493,048	$4,143,628
Distributions to shareholders —
From net investment income
Class A	$(6,637)	$(11,015)
Class C	(850)	(511)
Class I	(303,267)	(152,674)
From net realized gain
Class A	(86,173)	(34,758)
Class C	(25,227)	(3,972)
Class I	(2,513,792)	(374,578)
Total distributions to shareholders	$(2,935,946)	$(577,508)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$797,700	$787,755
Class C	235,317	304,523
Class I	32,006,410	5,249,025
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	92,810	45,421
Class C	26,059	4,149
Class I	225,201	40,381
Cost of shares redeemed
Class A	(1,115,395)	(651,129)
Class C	(107,248)	(478)
Class I	(2,912,233)	(1,717,106)
Net increase in net assets from Fund share transactions	$29,248,621	$4,062,541

Net increase in net assets	$29,805,723	$7,628,661

Net Assets
At beginning of year	$21,954,849	$14,326,188
At end of year	$51,760,572	$21,954,849

Accumulated undistributed net investment income included in net assets
At end of year	$76,770	$46,623

11	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Financial Highlights

	Class A
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$13.820	$11.210	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.149	$0.114	$0.126	$0.071
Net realized and unrealized gain (loss)	1.407	2.849	1.285	(0.031)

Total income from operations	$1.556	$2.963	$1.411	$0.040

Less Distributions
From net investment income	$(0.068)	$(0.083)	$(0.141)	$(0.100)
From net realized gain	(0.858)	(0.270)	—	—

Total distributions	$(0.926)	$(0.353)	$(0.141)	$(0.100)

Net asset value — End of period	$14.450	$13.820	$11.210	$9.940

Total Return(3)	11.53%	26.59%	14.29%	0.50	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,711	$1,827	$1,310	$687
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.13%	1.25%	1.25%	1.25	%(6)
Net investment income	1.04%	0.89%	1.21%	0.76	%(6)
Portfolio Turnover	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class C
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$13.720	$11.190	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.044	$0.025	$0.053	$0.024
Net realized and unrealized gain (loss)	1.403	2.813	1.284	(0.058)

Total income (loss) from operations	$1.447	$2.838	$1.337	$(0.034)

Less Distributions
From net investment income	$(0.029)	$(0.038)	$(0.087)	$(0.026)
From net realized gain	(0.828)	(0.270)	—	—

Total distributions	$(0.857)	$(0.308)	$(0.087)	$(0.026)

Net asset value — End of period	$14.310	$13.720	$11.190	$9.940

Total Return(3)	10.78%	25.49%	13.50%	(0.32	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$539	$372	$36	$22
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.86%	2.00%	2.00%	2.00	%(6)
Net investment income	0.31%	0.19%	0.51%	0.26	%(6)
Portfolio Turnover	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Year Ended February 28,			Period Ended February 29, 2012(1)
	2015	2014	2013
Net asset value — Beginning of period	$13.830	$11.220	$9.940	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.194	$0.149	$0.150	$0.119
Net realized and unrealized gain (loss)	1.406	2.844	1.294	(0.066)

Total income from operations	$1.600	$2.993	$1.444	$0.053

Less Distributions
From net investment income	$(0.112)	$(0.113)	$(0.164)	$(0.113)
From net realized gain	(0.858)	(0.270)	—	—

Total distributions	$(0.970)	$(0.383)	$(0.164)	$(0.113)

Net asset value — End of period	$14.460	$13.830	$11.220	$9.940

Total Return(3)	11.86%	26.85%	14.63%	0.64	%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$49,511	$19,756	$12,980	$25,822
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85%	1.00%	1.00%	1.00	%(6)
Net investment income	1.35%	1.17%	1.45%	1.28	%(6)
Portfolio Turnover	119%	44%	152%	76	%(4)

(1)	For the period from the start of business, March 7, 2011, to February 29, 2012.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.31%, 0.45%, 1.06% and 0.45% of average daily net assets for the years ended February 28, 2015, 2014 and 2013 and the period from the start of business, March 7, 2011, to February 29, 2012, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

14	See Notes to Financial Statements.

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Focused Value Opportunities Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is total return. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

15

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2015 and February 28, 2014 was as follows:

	Year Ended February 28,
	2015	2014

Distributions declared from:
Ordinary income	$954,374	$212,248
Long-term capital gains	$1,981,572	$365,260

During the year ended February 28, 2015, accumulated net realized gain was decreased by $223,679, accumulated undistributed net investment income was decreased by $67,989 and paid-in capital was increased by $291,668 due to the Fund’s use of equalization accounting and differences between book and tax accounting, primarily for distributions from real estate investment trusts, foreign currency gain (loss) and investments in partnerships. Tax equalization accounting allows the Fund to treat as a distribution that portion of redemption proceeds representing a redeeming shareholder’s portion of undistributed taxable income and net capital gains. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

16

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

As of February 28, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$647,844
Undistributed long-term capital gains	$757,810
Net unrealized appreciation	$3,412,894

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales, investments in partnerships and the tax treatment of short-term capital gains.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,089,556

Gross unrealized appreciation	$3,895,071
Gross unrealized depreciation	(473,408)

Net unrealized appreciation	$3,421,663

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2015, the investment adviser and administration fee amounted to $230,499 or 0.75% of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.05%, 1.80% and 0.80% (1.25%, 2.00% and 1.00% prior to July 1, 2014) of the Fund’s average daily net assets for Class A, Class C and Class I, respectively, through June 30, 2015. Thereafter the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $95,856 of the Fund’s operating expenses for the year ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2015, EVM earned $395 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $897 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2015. EVD also received distribution and service fees from Class A and Class C shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plans

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2015 amounted to $4,336 for Class A shares.

The Fund also has in effect a distribution plan for Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class C Plan, the Fund pays EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class C shares for providing ongoing distribution services and facilities to the Fund. For the year ended February 28, 2015, the Fund paid or accrued to EVD $3,021 for Class C shares.

17

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

Pursuant to the Class C Plan, the Fund also makes payments of service fees to EVD, financial intermediaries and other persons in amounts equal to 0.25% per annum of its average daily net assets attributable to that class. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the sales commissions and distribution fees payable to EVD. Service fees paid or accrued for the year ended February 28, 2015 amounted to $994 for Class C shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) of 1% generally is imposed on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2015, the Fund was informed that EVD received no CDSCs paid by Class A and Class C shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $60,286,742 and $35,807,538, respectively, for the year ended February 28, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2015	2014

Sales	56,440	62,664
Issued to shareholders electing to receive payments of distributions in Fund shares	6,630	3,449
Redemptions	(76,904)	(50,695)

Net increase (decrease)	(13,834)	15,418

	Year Ended February 28,
Class C	2015	2014

Sales	16,286	23,555
Issued to shareholders electing to receive payments of distributions in Fund shares	1,876	316
Redemptions	(7,584)	(36)

Net increase	10,578	23,835

	Year Ended February 28,
Class I	2015	2014

Sales	2,183,172	402,151
Issued to shareholders electing to receive payments of distributions in Fund shares	16,111	3,063
Redemptions	(202,840)	(133,871)

Net increase	1,996,443	271,343

At February 28, 2015, donor advised and pooled income funds (established and maintained by a public charity) managed by EVM, an Eaton Vance collective investment trust and an affiliate of EVM owned in the aggregate 88.8% of the value of the outstanding shares of the Fund.

18

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Notes to Financial Statements — continued

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2015.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2	Level 3	Total

Common Stocks	$48,847,550	*	$—	$—	$48,847,550
Short-Term Investments	—		663,669	—	663,669

Total Investments	$48,847,550		$663,669	$—	$49,511,219

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

19

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Focused Value Opportunities Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Focused Value Opportunities Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Focused Value Opportunities Fund as of February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2015

20

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals, the dividends received deduction for corporations and capital gains dividends.

Qualified Dividend Income.  For the fiscal year ended February 28, 2015, the Fund designates approximately $555,542, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 37.67% qualifies for the corporate dividends received deduction.

Capital Gains Dividends.  The Fund hereby designates as a capital gain dividend with respect to the taxable year ended February 28, 2015, $2,795,859 or, if subsequently determined to be different, the net capital gain of such year.

21

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

22

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm)
(1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

23

Eaton Vance

Focused Value Opportunities Fund

February 28, 2015

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

24

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

25

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

5305    2.28.15

Eaton Vance

Global Natural Resources Fund

Annual Report

February 28, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund has claimed an exclusion from the definition of the term “commodity pool operator” under the Commodity Exchange Act. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Annual Report February 28, 2015

Eaton Vance

Global Natural Resources Fund

Management’s Discussion of Fund Performance	2

Performance	3

Fund Profile	4

Endnotes and Additional Disclosures	5

Fund Expenses	6

Financial Statements	7

Report of Independent Registered Public Accounting Firm	19

Federal Tax Information	20

Management and Organization	21

Important Notices	24

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Management’s Discussion of Fund Performance1

Economic and Market Conditions

For most of the 12-month period ended February 28, 2015, an ongoing, modest economic recovery in the U.S. contrasted sharply with slowing or stagnant growth in most other regions. Accordingly, the U.S. dollar strengthened in value versus other global currencies, hurting many U.S. investors in overseas stocks. For example, the MSCI Europe Index2 returned 19.02% in euros for the 12-month period, but -3.34% when converted back into U.S. dollars.

In January 2015, worries about growth overseas led to pullbacks in the U.S. stock indexes, despite advances in some non-U.S. indexes. In February 2015, however, stock prices rose across most global markets. These gains were fueled in part by the European Central Bank’s mid-January announcement of a large “quantitative easing” program of asset purchases, which investors viewed as a positive development for the ailing eurozone economy.

For the 12-month period as a whole, the MSCI World Index, a proxy for global equities, rose 7.87%. The MSCI Emerging Markets Index gained 5.01%, but the MSCI EAFE Index of developed-market international equities fell 0.03%. In the U.S., the Dow Jones Industrial Average advanced 13.70% and the broader U.S. market, as measured by the S&P 500 Index, returned 15.51%.

In contrast, the S&P North American Natural Resources Sector Index lost 9.58%, while the S&P Global Natural Resources Index dropped 5.16%. These negative returns were largely due to falling global commodity prices during the period. In particular, crude oil declined more than 50%. In addition, gold prices retreated, partly in response to improving prospects for the U.S. economy. Base metals prices also fell, led by copper.

Fund Performance

For the 12-month period ended February 28, 2015, Eaton Vance Global Natural Resources Fund (the Fund) had a total return of -17.23% for Class A shares at net asset value (NAV), underperforming the -9.58% return of the Fund’s primary benchmark, the S&P North American Natural Resources Sector Index (the Index).

The Fund’s exposure to the oil & gas equipment & services, oil & gas storage & transportation and diversified metals & mining subsectors detracted from the Fund’s performance relative to the Index. Within oil & gas equipment & services, security selection detracted from the Fund’s performance relative to the Index, led by Trican Well Service, Ltd. and Calfrac Well Services, Ltd.

The Fund’s underweight position in the oil & gas storage & transportation subsector negatively impacted Fund performance versus the Index, as this subsector outperformed the Index. Partially offsetting the impact of the Fund’s underweight in the subsector was its position in out-of-Index holding Enbridge, Inc. within that same subsector. Enbridge, which operates the world’s longest crude oil and liquids transportation system, saw its stock perform strongly during the period after it announced a major restructuring plan and an increase in its dividend payout.

The Fund’s overweight position in the oil & gas exploration & production subsector hurt Fund performance versus the Index, as this subsector underperformed the Index. The subsector’s sensitivity to the drop in oil prices during the period caused it to perform poorly relative to the Index. Within oil & gas exploration & production, securities that detracted from the Fund’s relative performance included Oryx Petroleum Corp., Ltd., Tourmaline Oil Corp. and Kodiak Oil & Gas Corp.6

The Fund’s holdings in the integrated oil & gas subsector detracted from Fund performance relative to the Index, led by underweight positions in Exxon Mobil Corp. and Chevron Corp.

The Fund’s overweight position in the diversified metals & mining subsector hampered Fund performance relative to the Index, as base metal prices fell along with the overall commodities market during the period. In terms of specific detractors, Fund holdings in Capstone Mining Corp.’s stock declined in sympathy with copper prices, while BHP Billiton PLC shares retreated amid a drop in iron ore prices.

On the positive side, the Fund’s underweight position in the gold subsector contributed to Fund performance versus the Index, along with the Fund’s overweight positions in Randgold Resources, Ltd. ADR, Regis Resources, Ltd.6 and Royal Gold, Inc. In addition, the Fund’s overweight position in the fertilizers & agricultural chemicals subsector further aided Fund performance relative to the Index.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Performance2,3

Portfolio Manager Stephen Bonnyman, CFA, of AGF Investments America Inc.

% Average Annual Total Returns	Class Inception Date	Performance Inception Date	One Year	Five Years	Since Inception
Class A at NAV	04/30/2012	04/30/2012	–17.23%	—	–6.13%
Class A with 5.75% Maximum Sales Charge	—	—	–21.97	—	–8.07
Class I at NAV	04/30/2012	04/30/2012	–17.10	—	–5.87
S&P North American Natural Resources Sector Index	—	—	–9.58%	5.10%	2.02%
MSCI World Index	—	—	7.87	11.68	14.04

% Total Annual Operating Expense Ratios[4]				Class A	Class I
Gross				3.15%	2.90%
Net				1.40	1.15

Growth of $10,000

This graph shows the change in value of a hypothetical investment of $10,000 in Class A of the Fund for the period indicated. For comparison, the same investment is shown in the indicated index.

Growth of Investment	Amount Invested	Period Beginning	At NAV	With Maximum Sales Charge
Class I	$250,000	04/30/2012	$210,633	N.A.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

3

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Fund Profile

Country Allocation (% of net assets)

Market Capitalization (% of common stocks)

Top 10 Holdings (% of net assets)5

Monsanto Co.	4.9%
LyondellBasell Industries NV, Class A	4.2
Valero Energy Corp.	4.0
Suncor Energy, Inc.	3.6
Cimarex Energy Co.	3.5
Exxon Mobil Corp.	3.0
Husky Energy, Inc.	2.9
Schlumberger, Ltd.	2.8
West Fraser Timber Co., Ltd.	2.6
Marathon Petroleum Corp.	2.4
Total	33.9%

See Endnotes and Additional Disclosures in this report.

4

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Endnotes and Additional Disclosures

[1]

The views expressed in this report are those of the portfolio manager(s) and are current only through the date stated at the top of this page. These views are subject to change at any time based upon market or other conditions, and Eaton Vance and the Fund(s) disclaim any responsibility to update such views. These views may not be relied upon as investment advice and, because investment decisions are based on many factors, may not be relied upon as an indication of trading intent on behalf of any Eaton Vance fund. This commentary may contain statements that are not historical facts, referred to as “forward looking statements”. The Fund’s actual future results may differ significantly from those stated in any forward looking statement, depending on factors such as changes in securities or financial markets or general economic conditions, the volume of sales and purchases of Fund shares, the continuation of investment advisory, administrative and service contracts, and other risks discussed from time to time in the Fund’s filings with the Securities and Exchange Commission.

[2]

The MSCI Europe Index is an unmanaged index designed to measure the developed equity market performance of Europe. MSCI World Index is an unmanaged index of equity securities in the developed markets. MSCI Emerging Markets Index is an unmanaged index of emerging-markets common stocks. MSCI EAFE Index is an unmanaged index of equities in the developed markets, excluding the U.S. and Canada. MSCI indexes are net of foreign withholding taxes. Source: MSCI. MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder. Dow Jones Industrial Average is a price-weighted average of 30 blue-chip stocks that are generally the leaders in their industry. S&P 500 Index is an unmanaged index of large-cap stocks commonly used as a measure of U.S. stock market performance. S&P North American Natural Resources Sector Index measures the performance of U.S.-traded natural resources related stocks. S&P Global Natural Resources Index measures the performance of natural resource-related stocks listed in developed markets. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[3]

Total Returns at NAV do not include applicable sales charges. If sales charges were deducted, the returns would be lower. Total Returns shown with maximum sales charge reflect the stated maximum sales charge. Unless otherwise stated, performance does not reflect the deduction of taxes on Fund distributions or redemptions of Fund shares. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[4]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 6/30/15. Without the reimbursement, if applicable, performance would have been lower.

[5]	Excludes cash and cash equivalents.

[6]	The stock was sold during the period.

Fund profile subject to change due to active management.

5

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Fund Expenses

Example:  As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 1, 2014 – February 28, 2015).

Actual Expenses:  The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:  The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value (9/1/14)	Ending Account Value (2/28/15)	Expenses Paid During Period* (9/1/14 – 2/28/15)		Annualized Expense Ratio

Actual
Class A	$1,000.00	$735.40	$6.02	**	1.40%
Class I	$1,000.00	$736.20	$4.95	**	1.15%

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,017.90	$7.00	**	1.40%
Class I	$1,000.00	$1,019.10	$5.76	**	1.15%

*	Expenses are equal to the Fund’s annualized expense ratio for the indicated Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on August 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, the expenses would be higher.

6

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Portfolio of Investments

Common Stocks — 88.4%

Security	Shares	Value

Energy — 57.6%

Energy Equipment & Services — 8.1%
Calfrac Well Services, Ltd.	2,200	$15,029
Halliburton Co.	2,166	93,008
Schlumberger, Ltd.	2,080	175,053
Superior Energy Services, Inc.	4,100	91,758
Trican Well Service, Ltd.	11,600	40,643
Trinidad Drilling, Ltd.	23,991	83,674

		$499,165

Oil, Gas & Consumable Fuels — 49.5%
Anadarko Petroleum Corp.	1,500	$126,345
ARC Resources, Ltd.	5,200	100,456
Cameco Corp.	1,800	27,790
Canadian Natural Resources, Ltd.	4,400	127,977
Chevron Corp.	500	53,340
Cimarex Energy Co.	2,000	219,360
Continental Resources, Inc.(1)	1,400	62,286
Crescent Point Energy Corp.	3,600	88,841
Devon Energy Corp.	2,000	123,180
Enbridge, Inc.	2,200	102,301
EOG Resources, Inc.	700	62,804
Exxon Mobil Corp.	2,100	185,934
Hess Corp.	1,300	97,604
Husky Energy, Inc.	8,000	179,761
Imperial Oil, Ltd.	2,100	81,037
Kinder Morgan, Inc.	2,880	118,109
Marathon Petroleum Corp.	1,390	145,950
Noble Energy, Inc.	1,300	61,399
NuVista Energy, Ltd.(1)	10,700	70,101
Oasis Petroleum, Inc.(1)	2,000	28,660
Oryx Petroleum Corp., Ltd.(1)	9,452	29,563
Peyto Exploration & Development Corp.	3,100	86,694
Royal Dutch Shell PLC, Class A ADR	1,400	91,518
Seven Generations Energy, Ltd., Class A(1)	1,686	24,546
Storm Resources, Ltd.(1)	19,700	77,060
Suncor Energy, Inc.	7,400	222,160
Tourmaline Oil Corp.(1)	3,800	118,125
Valero Energy Corp.	4,000	246,760
Whiting Petroleum Corp.(1)	3,104	105,008

		$3,064,669

		$3,563,834

Security	Shares	Value

Materials — 30.8%

Chemicals — 14.7%
Eastman Chemical Co.	1,562	$116,306
Ecolab, Inc.	800	92,432
Huntsman Corp.	6,300	141,498
LyondellBasell Industries NV, Class A	3,000	257,730
Monsanto Co.	2,500	301,075

		$909,041

Metals & Mining — 11.3%
Agnico-Eagle Mines, Ltd.	1,300	$41,773
BHP Billiton PLC	5,300	132,274
Capstone Mining Corp.(1)	40,900	46,459
Eldorado Gold Corp.	8,992	51,862
First Quantum Minerals, Ltd.	1,836	23,279
Freeport-McMoRan, Inc.	2,200	47,586
Goldcorp, Inc.	3,000	66,067
Lundin Mining Corp.(1)	9,000	39,237
Randgold Resources, Ltd. ADR	500	39,595
Rio Tinto PLC	1,000	49,214
Royal Gold, Inc.	1,100	79,310
Teck Resources, Ltd., Class B	5,200	83,526

		$700,182

Paper & Forest Products — 4.8%
Canfor Corp.(1)	6,000	$137,749
West Fraser Timber Co., Ltd.	2,900	157,887

		$295,636

		$1,904,859

Total Common Stocks (identified cost $6,390,544)		$5,468,693

7	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Portfolio of Investments — continued

Short-Term Investments — 11.8%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(2)	$729	$728,660

Total Short-Term Investments (identified cost $728,660)		$728,660

Total Investments — 100.2% (identified cost $7,119,204)		$6,197,353

Other Assets, Less Liabilities — (0.2)%		$(14,389)

Net Assets — 100.0%		$6,182,964

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	–	American Depositary Receipt

(1)	Non-income producing security.
(2)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of February 28, 2015.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	60.8%	$3,761,155
Canada	34.3	2,123,597
United Kingdom	5.1	312,601

Total Investments	100.2%	$6,197,353

8	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Statement of Assets and Liabilities

Assets	February 28, 2015
Unaffiliated investments, at value (identified cost, $6,390,544)	$5,468,693
Affiliated investment, at value (identified cost, $728,660)	728,660
Foreign currency, at value (identified cost, $4,496)	4,347
Dividends receivable	10,792
Interest receivable from affiliated investment	52
Receivable for Fund shares sold	9,282
Tax reclaims receivable	243
Receivable from affiliate	2,915
Total assets	$6,224,984

Liabilities
Payable to affiliates:
Investment adviser and administration fee	$3,993
Distribution and service fees	229
Accrued expenses	37,798
Total liabilities	$42,020
Net Assets	$6,182,964

Sources of Net Assets
Paid-in capital	$7,475,584
Accumulated net realized loss	(374,081)
Accumulated undistributed net investment income	3,507
Net unrealized depreciation	(922,046)
Total	$6,182,964

Class A Shares
Net Assets	$1,376,398
Shares Outstanding	165,614
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.31
Maximum Offering Price Per Share
(100 ÷ 94.25 of net asset value per share)	$8.82

Class I Shares
Net Assets	$4,806,566
Shares Outstanding	576,150
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$8.34

On sales of $50,000 or more, the offering price of Class A shares is reduced.

9	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Statement of Operations

Investment Income	Year Ended February 28, 2015
Dividends (net of foreign taxes, $9,993)	$111,007
Interest allocated from affiliated investment	754
Expenses allocated from affiliated investment	(102)
Total investment income	$111,659

Expenses
Investment adviser and administration fee	$57,734
Distribution and service fees
Class A	3,314
Trustees’ fees and expenses	827
Custodian fee	25,239
Transfer and dividend disbursing agent fees	2,308
Legal and accounting services	29,554
Printing and postage	11,596
Registration fees	31,225
Miscellaneous	7,470
Total expenses	$169,267
Deduct —
Allocation of expenses to affiliate	$87,923
Total expense reductions	$87,923

Net expenses	$81,344

Net investment income	$30,315

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(12,135)
Investment transactions allocated from affiliated investment	4
Foreign currency transactions	(13,744)
Net realized loss	$(25,875)
Change in unrealized appreciation (depreciation) —
Investments	$(1,380,281)
Foreign currency	399
Net change in unrealized appreciation (depreciation)	$(1,379,882)

Net realized and unrealized loss	$(1,405,757)

Net decrease in net assets from operations	$(1,375,442)

10	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Statements of Changes in Net Assets

	Year Ended February 28,
Increase (Decrease) in Net Assets	2015	2014
From operations —
Net investment income	$30,315	$26,672
Net realized loss from investment and foreign currency transactions	(25,875)	(238,451)
Net change in unrealized appreciation (depreciation) from investments and foreign currency	(1,379,882)	696,411
Net increase (decrease) in net assets from operations	$(1,375,442)	$484,632
Distributions to shareholders —
From net investment income
Class A	$—	$(870)
Class I	(4,754)	(20,066)
Total distributions to shareholders	$(4,754)	$(20,936)
Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,392,312	$378,857
Class I	1,054,023	181,188
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	—	848
Class I	662	755
Cost of shares redeemed
Class A	(2,065,146)	(56,817)
Class I	(479,837)	(38,255)
Net increase in net assets from Fund share transactions	$1,902,014	$466,576

Net increase in net assets	$521,818	$930,272

Net Assets
At beginning of year	$5,661,146	$4,730,874
At end of year	$6,182,964	$5,661,146

Accumulated undistributed net investment income (loss) included in net assets
At end of year	$3,507	$(8,261)

11	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Financial Highlights

	Class A
	Year Ended February 28,		Period Ended February 28, 2013(1)
	2015	2014
Net asset value — Beginning of period	$10.040	$9.220	$10.000

Income (Loss) From Operations
Net investment income (loss)(2)	$0.028	$0.018	$(0.001)
Net realized and unrealized gain (loss)	(1.758)	0.824	(0.744)

Total income (loss) from operations	$(1.730)	$0.842	$(0.745)

Less Distributions
From net investment income	$—	$(0.022)	$(0.035)

Total distributions	$—	$(0.022)	$(0.035)

Net asset value — End of period	$8.310	$10.040	$9.220

Total Return(3)	(17.23)%	9.14%	(7.46	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$1,376	$433	$81
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.40%	1.40%	1.40	%(6)
Net investment income (loss)	0.28%	0.19%	(0.02	)%(6)
Portfolio Turnover	43%	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.
(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.29%, 1.75% and 2.49% of average daily net assets for the years ended February 28, 2015 and 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

12	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Financial Highlights — continued

	Class I
	Year Ended February 28,		Period Ended February 28, 2013(1)
	2015	2014
Net asset value — Beginning of period	$10.070	$9.230	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.048	$0.051	$0.021
Net realized and unrealized gain (loss)	(1.770)	0.828	(0.742)

Total income (loss) from operations	$(1.722)	$0.879	$(0.721)

Less Distributions
From net investment income	$(0.008)	$(0.039)	$(0.049)

Total distributions	$(0.008)	$(0.039)	$(0.049)

Net asset value — End of period	$8.340	$10.070	$9.230

Total Return(3)	(17.10)%	9.55%	(7.23	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$4,807	$5,228	$4,650
Ratios (as a percentage of average daily net assets):
Expenses(5)	1.15%	1.15%	1.15	%(6)
Net investment income	0.49%	0.55%	0.27	%(6)
Portfolio Turnover	43%	62%	31	%(4)

(1)	For the period from the start of business, April 30, 2012, to February 28, 2013.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 1.29%, 1.75% and 2.49% of average daily net assets for the years ended February 28, 2015 and 2014 and the period from the start of business, April 30, 2012, to February 28, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Notes to Financial Statements

1  Significant Accounting Policies

Eaton Vance Global Natural Resources Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Fund’s investment objective is to seek long-term capital growth. The Fund offers two classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class I shares are sold at net asset value and are not subject to a sales charge. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of February 28, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

14

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Notes to Financial Statements — continued

E  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

F  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

G  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Distributions are declared separately for each class of shares. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended February 28, 2015 and February 28, 2014 was as follows:

	Year Ended February 28,
	2015	2014

Distributions declared from:
Ordinary income	$4,754	$20,936

During the year ended February 28, 2015, accumulated net realized loss was decreased by $13,793 and accumulated undistributed net investment income was decreased by $13,793 due to differences between book and tax accounting, primarily for foreign currency gain (loss) and investments in partnerships. These reclassifications had no effect on the net assets or net asset value per share of the Fund.

As of February 28, 2015, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

Undistributed ordinary income	$3,507
Deferred capital losses	$(374,440)
Net unrealized depreciation	$(921,687)

15

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Notes to Financial Statements — continued

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statement of Assets and Liabilities are primarily due to wash sales and investments in partnerships.

At February 28, 2015, the Fund, for federal income tax purposes, had deferred capital losses of $374,440 which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at February 28, 2015, $237,176 are short-term and $137,264 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,118,845

Gross unrealized appreciation	$286,216
Gross unrealized depreciation	(1,207,708)

Net unrealized depreciation	$(921,492)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.85% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the year ended February 28, 2015, the investment adviser and administration fee amounted to $57,734 or 0.85% of the Fund’s average daily net assets. Pursuant to a sub-advisory agreement, EVM has delegated the investment management of the Fund to AGF Investments America Inc. (AGFA), a wholly-owned subsidiary of AGF Management Limited. EVM pays AGFA a portion of its advisory and administration fee for sub-advisory services provided to the Fund. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 1.40% and 1.15% of the Fund’s average daily net assets for Class A and Class I, respectively, through June 30, 2015. Thereafter, the reimbursement may be changed or terminated at any time. Pursuant to this agreement, EVM was allocated $87,923 of the Fund’s operating expenses for the year ended February 28, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the year ended February 28, 2015, EVM earned $341 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Fund’s principal underwriter, received $2,039 as its portion of the sales charge on sales of Class A shares for the year ended February 28, 2015. EVD also received distribution and service fees from Class A shares (see Note 4).

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended February 28, 2015, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

4  Distribution Plan

The Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. Pursuant to the Class A Plan, the Fund pays EVD a distribution and service fee of 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to the Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. Distribution and service fees paid or accrued to EVD for the year ended February 28, 2015 amounted to $3,314 for Class A shares.

Distribution and service fees are subject to the limitations contained in the Financial Industry Regulatory Authority’s NASD Conduct Rule 2830(d).

5  Contingent Deferred Sales Charges

Class A shares may be subject to a 1% contingent deferred sales charge (CDSC) if redeemed within 18 months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is

16

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Notes to Financial Statements — continued

levied on shares acquired by reinvestment of dividends or capital gain distributions. For the year ended February 28, 2015, the Fund was informed that EVD received no CDSCs paid by Class A shareholders.

6  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $4,146,396 and $2,634,120, respectively, for the year ended February 28, 2015.

7  Shares of Beneficial Interest

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

	Year Ended February 28,
Class A	2015	2014

Sales	329,045	40,383
Issued to shareholders electing to receive payments of distributions in Fund shares	—	90
Redemptions	(206,568)	(6,076)

Net increase	122,477	34,397

	Year Ended February 28,
Class I	2015	2014

Sales	107,793	19,537
Issued to shareholders electing to receive payments of distributions in Fund shares	78	80
Redemptions	(51,035)	(4,204)

Net increase	56,836	15,413

At February 28, 2015, an affiliate of EVM owned 67.3% of the value of the outstanding shares of the Fund.

8  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks, which is in effect through September 7, 2015. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the year ended February 28, 2015.

9  Risks Associated with Foreign Investments

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Certain foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign securities markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker/dealers and issuers than in the United States.

17

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Notes to Financial Statements — continued

10  Concentration of Risk

Because the Fund concentrates its investments in the natural resources sector, the value of Fund shares may be affected by events that adversely affect that sector and may fluctuate more than that of a less concentrated fund. Investment risks associated with investing in global natural resources securities, in addition to other risks, include price fluctuation caused by real and perceived inflationary trends and political developments, the cost assumed by natural resources companies in complying with environmental and safety regulation, changes in supply of, or demand for, various natural resources, changes in energy prices, the success of exploration projects, changes in commodity prices, and special risks associated with natural or man-made disasters.

11  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2015, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total

Common Stocks
Energy	$3,563,834	$—		$—	$3,563,834
Materials	1,723,371	181,488		—	1,904,859

Total Common Stocks	$5,287,205	$181,488	*	$—	$5,468,693

Short-Term Investments	$—	$728,660		$—	$728,660

Total Investments	$5,287,205	$910,148		$—	$6,197,353

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of February 28, 2014 whose fair value was determined using Level 3 inputs. At February 28, 2015, there were no investments transferred between Level 1 and Level 2 during the year then ended.

18

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Report of Independent Registered Public Accounting Firm

To the Trustees of Eaton Vance Growth Trust and Shareholders of Eaton Vance Global Natural Resources Fund:

We have audited the accompanying statement of assets and liabilities of Eaton Vance Global Natural Resources Fund (the “Fund”) (one of the funds constituting Eaton Vance Growth Trust), including the portfolio of investments, as of February 28, 2015, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2015, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Eaton Vance Global Natural Resources Fund as of February 28, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

April 17, 2015

19

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Federal Tax Information (Unaudited)

The Form 1099-DIV you receive in February 2016 will show the tax status of all distributions paid to your account in calendar year 2015. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income.  For the fiscal year ended February 28, 2015, the Fund designates approximately $121,000, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction.  Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal 2015 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

20

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Management and Organization

Fund Management.  The Trustees of Eaton Vance Growth Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 178 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 178 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc.

Noninterested Trustees

Scott E. Eston 1956	Trustee	2011

Private investor. Formerly held various positions at Grantham, Mayo, Van Otterloo and Co., L.L.C. (investment management firm) (1997-2009), including Chief Operating Officer (2002-2009), Chief Financial Officer (1997-2009) and Chairman of the Executive Committee (2002-2008); President and Principal Executive Officer, GMO Trust (open-end registered investment company) (2006-2009). Former Partner, Coopers and Lybrand L.L.P. (now PricewaterhouseCoopers) (public accounting firm) (1987-1997).

Directorships in the Last Five Years.(2) None.

Cynthia E. Frost(3) 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Managing Director, Cambridge Associates (1989-1995); Consultant, Bain and Company (1987-1989); Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman(3) 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the Bank of America Money Market Funds Series Trust (2011-2014) and of the Ashmore Funds (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

William H. Park 1947	Trustee	2003

Private investor. Formerly, Consultant (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

21

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

Ronald A. Pearlman 1940	Trustee	2003

Lawyer and consultant. Formerly, Professor of Law, Georgetown University Law Center (1999-2014). Formerly, Partner, Covington & Burling LLP (law firm) (1991-2000). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990). Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Ralph F. Verni 1943	Chairman of the Board and Trustee	2007 (Chairman) 2005 (Trustee)

Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).

Directorships in the Last Five Years.(2) None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust	Officer Since(4)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR.

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR.

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR.

Paul M. O’Neil 1953	Chief Compliance Officer	2004	Vice President of EVM and BMR.

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Ms. Frost and Mr. Gorman) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

22

Eaton Vance

Global Natural Resources Fund

February 28, 2015

Management and Organization — continued

(3)	Ms. Frost and Mr. Gorman began serving as Trustees effective May 29, 2014.
(4)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

23

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

24

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Sub-Adviser

AGF Investments America Inc.

53 State Street

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

6184 2.28.15

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

Eaton Vance Focused Growth Opportunities Fund, Eaton Vance Focused Value Opportunities Fund and Eaton Vance Global Natural Resources Fund (the “Fund(s)”) are series of Eaton Vance Growth Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 16 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.

The following tables present the aggregate fees billed to each Fund for each Fund’s fiscal year ended February 28, 2015 and February 28, 2014 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Fund’s annual financial statements and fees billed for other services rendered by D&T during such period.

Eaton Vance Focused Growth Opportunities Fund

Fiscal Years Ended	2/28/14	2/28/15
Audit Fees	$18,630	$19,230
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,610	$11,120
All Other Fees(3)	$0	$0

Total	$27,240	$30,350

Eaton Vance Focused Value Opportunities Fund

Fiscal Years Ended	2/28/14	2/28/15
Audit Fees	$18,630	$19,230
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,610	$11,120
All Other Fees(3)	$0	$0

Total	$27,240	$30,350

Eaton Vance Global Natural Resources Fund

Fiscal Period Ended	2/28/14	2/28/15
Audit Fees	$18,750	$19,350
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$8,410	$8,960
All Other Fees(3)	$0	$0

Total	$27,160	$28,310

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

The various Series comprising the Trust have differing fiscal year ends (July 31, August 31, September 30, or February 28). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/13	8/31/13	9/30/13	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15
Audit Fees	$93,300	$202,330	$74,080	$56,010	$111,100	$273,050	$75,180	$57,810
Audit-Related Fees(1)	$0	$0	$0	$0	$0	$0	$0	$0
Tax Fees(2)	$43,030	$62,840	$26,710	$25,630	$45,535	$105,240	$34,090	$31,200
All Other Fees(3)	$0	$0	$0	$0	$0	$0	$0	$0

Total	$136,330	$265,170	$100,790	$81,640	$156,635	$378,290	$109,270	$89,010

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years Ended	7/31/13	8/31/13	9/30/13	2/28/14	7/31/14	8/31/14	9/30/14	2/28/15
Registrant(1)	$43,030	$62,840	$26,710	$25,630	$45,535	$105,240	$34,090	$31,200
Eaton Vance(2)	$276,151	$417,309	$369,820	$370,325	$397,473	$256,315	$256,315	$99,750

(1)	Includes all of the Series of the Trust. During the fiscal years reported above, certain of the Funds were “feeder” funds in a “master-feeder” fund structure or funds of funds.
(2)	Various subsidiaries of Eaton Vance Corp. act in either an investment advisory and/or service provider capacity with respect to the Series and/or their respective “master” funds (if applicable).

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date: April 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date: April 13, 2015